UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06071

Deutsche Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche EAFE Equity Index Fund
(formerly DWS EAFE Equity Index Fund)
	Shares	Value ($)

Common Stocks 94.9%
Australia 7.0%
AGL Energy Ltd.	14,107	167,088
ALS Ltd.	8,037	36,822
Alumina Ltd.*	53,183	78,550
Amcor Ltd.	22,671	225,052
AMP Ltd.	57,744	275,047
APA Group (Units)	17,114	111,258
Asciano Group	18,788	99,127
ASX Ltd.	3,742	117,211
Aurizon Holdings Ltd.	39,121	154,883
AusNet Services (Units)	32,151	38,322
Australia & New Zealand Banking Group Ltd.	53,554	1,447,042
Bank of Queensland Ltd.	6,056	61,417
Bendigo & Adelaide Bank Ltd.	8,344	86,760
BGP Holdings PLC*	328,818	9,645
BHP Billiton Ltd.	63,435	1,866,475
Boral Ltd.	16,114	69,768
Brambles Ltd.	30,536	253,792
Caltex Australia Ltd.	2,658	64,962
CFS Retail Property Trust (REIT)	43,242	75,376
Coca-Cola Amatil Ltd.	10,776	82,659
Cochlear Ltd.	1,126	68,430
Commonwealth Bank of Australia	31,947	2,097,798
Computershare Ltd.	9,602	102,286
Crown Resorts Ltd.	7,706	92,706
CSL Ltd.	9,451	612,529
Dexus Property Group (REIT)	99,431	96,702
Federation Centres (REIT)	29,096	65,760
Flight Centre Travel Group Ltd.	1,097	40,933
Fortescue Metals Group Ltd.	31,550	95,489
Goodman Group (REIT)	35,025	157,916
GPT Group (REIT)	33,036	111,696
Harvey Norman Holdings Ltd.	9,986	31,652
Iluka Resources Ltd.	7,558	51,784
Incitec Pivot Ltd.	33,012	77,955
Insurance Australia Group Ltd.	45,635	244,681
Leighton Holdings Ltd.	2,149	36,210
Lend Lease Group (Units)	11,321	142,251
Macquarie Group Ltd.	5,483	275,843
Metcash Ltd.	17,492	40,130
Mirvac Group (REIT) (Units)	74,656	112,486
National Australia Bank Ltd.	45,879	1,301,548
Newcrest Mining Ltd.*	15,548	142,817
Orica Ltd.	7,485	123,276
Origin Energy Ltd.	21,585	281,929
Qantas Airways Ltd.*	24,002	29,077
QBE Insurance Group Ltd.	24,270	247,180
Ramsay Health Care Ltd.	2,601	113,703
REA Group Ltd.	1,022	38,490
Santos Ltd.	19,437	231,887
Scentre Group (REIT)*	102,258	292,830
Seek Ltd.	6,540	92,304
Sonic Healthcare Ltd.	7,105	108,906
Stockland (REIT) (Units)	44,776	154,591
Suncorp Group Ltd.	24,427	299,416
Sydney Airport (Units)	22,835	85,111
TABCORP Holdings Ltd.	15,520	48,979
Tatts Group Ltd.	28,582	78,860
Telstra Corp., Ltd.	84,082	388,991
Toll Holdings Ltd.	15,344	75,487
TPG Telecom Ltd.	3,267	19,484
Transurban Group (Units)	36,793	248,194
Treasury Wine Estates Ltd.	12,779	47,372
Wesfarmers Ltd.	22,246	818,334
Westfield Corp. (REIT)	38,762	252,108
Westpac Banking Corp.	60,674	1,699,793
Woodside Petroleum Ltd.	14,797	524,666
Woolworths Ltd.	24,448	730,906
WorleyParsons Ltd.	3,848	51,449

(Cost $9,336,399)		18,404,181
Austria 0.2%
Andritz AG	1,515	80,769
Erste Group Bank AG	5,251	119,699
Immofinanz AG*	17,806	50,346
OMV AG	3,012	101,323
Raiffeisen Bank International AG	2,343	50,647
Vienna Insurance Group AG Wiener Versicherung Gruppe	746	33,607
Voestalpine AG	2,325	91,891

(Cost $530,621)		528,282
Belgium 1.2%
Ageas	4,476	148,605
Anheuser-Busch InBev NV	15,726	1,744,477
Belgacom SA	3,010	104,750
Colruyt SA (a)	1,494	65,808
Delhaize Group SA	1,937	134,484
Groupe Bruxelles Lambert SA	1,538	140,627
KBC GROEP NV*	4,877	257,457
Solvay SA	1,146	175,690
Telenet Group Holding NV*	1,206	69,284
UCB SA	2,560	232,358
Umicore SA	2,266	98,923

(Cost $1,806,193)		3,172,463
Bermuda 0.1%
Seadrill Ltd. (a) (Cost $139,315)	7,430	198,357
Channel Islands 0.1%
Friends Life Group Ltd. (Cost $127,444)	28,687	142,799
Denmark 1.5%
A P Moller-Maersk AS "A"	79	181,626
A P Moller-Maersk AS "B"	144	341,199
Carlsberg AS "B"	2,099	186,208
Coloplast AS "B"	2,236	187,122
Danske Bank AS	12,689	343,882
DSV AS	3,578	100,518
Novo Nordisk AS ''B"	39,701	1,891,689
Novozymes AS "B"	4,412	191,038
Pandora AS	2,172	169,869
TDC AS	15,356	116,261
Tryg AS	389	40,338
Vestas Wind Systems AS*	4,328	168,027
William Demant Holding AS*	400	30,684

(Cost $1,315,499)		3,948,461
Finland 0.8%
Elisa Oyj	2,821	74,659
Fortum Oyj	8,606	209,184
Kone Oyj "B"	6,132	246,066
Metso Corp.	2,016	71,615
Neste Oil Oyj	2,592	53,347
Nokia Oyj	73,840	627,979
Nokian Renkaat Oyj	2,128	63,973
Orion Oyj "B"	1,913	74,604
Sampo Oyj "A"	8,754	423,998
Stora Enso Oyj "R"	11,020	91,226
UPM-Kymmene Oyj	10,270	145,689
Wartsila Oyj	3,185	142,483

(Cost $1,546,810)		2,224,823
France 9.2%
Accor SA	3,693	163,017
Aeroports de Paris	621	74,228
Air Liquide SA	6,854	833,294
Airbus Group NV	11,447	718,528
Alcatel-Lucent*	53,034	163,785
Alstom SA*	4,123	140,810
Arkema	1,193	79,439
AtoS	1,712	124,020
AXA SA	36,245	892,607
BNP Paribas SA	20,917	1,383,209
Bollore SA	93	52,698
Bouygues SA	3,946	127,044
Bureau Veritas SA	4,472	98,602
Cap Gemini	2,777	198,895
Carrefour SA	12,475	384,363
Casino Guichard-Perrachon SA	1,070	114,986
Christian Dior SA	1,058	176,922
Cie Generale des Etablissements Michelin	3,684	346,423
CNP Assurances	3,405	64,106
Compagnie de Saint-Gobain	8,496	386,970
Credit Agricole SA	20,215	303,732
DANONE SA	11,459	765,004
Dassault Systemes SA	2,420	154,888
Edenred	3,931	96,864
Electricite de France SA	4,720	154,798
Essilor International SA	4,031	440,678
Eurazeo SA	670	48,208
Eutelsat Communications	2,922	94,217
Fonciere des Regions (REIT)	594	53,436
GDF Suez	27,922	698,349
Gecina SA (REIT)	642	83,993
Groupe Eurotunnel SA (Registered)	8,563	104,316
Icade (REIT)	726	61,202
Iliad SA	518	108,740
Imerys SA	716	52,670
JC Decaux SA	1,281	40,423
Kering	1,497	301,273
Klepierre (REIT)	2,068	90,461
L'Oreal SA	4,985	789,494
Lafarge SA	3,556	255,293
Lagardere SCA	2,201	58,748
Legrand SA	5,242	271,885
LVMH Moet Hennessy Louis Vuitton SA	5,537	897,553
Natixis	18,355	126,246
Orange SA	36,565	547,787
Pernod Ricard SA	4,201	474,823
Peugeot SA*	7,662	97,918
Publicis Groupe	3,617	248,033
Remy Cointreau SA	483	34,770
Renault SA	3,789	273,490
Rexel SA	4,677	86,995
Safran SA	5,136	332,534
Sanofi	23,371	2,636,604
Schneider Electric SE (b)	9,983	763,376
Schneider Electric SE (b)	350	26,803
SCOR SE	3,049	95,121
Societe BIC SA	528	67,923
Societe Generale	13,929	707,993
Sodexo	1,817	177,347
Suez Environnement Co.	5,361	90,288
Technip SA	2,007	168,401
Thales SA	1,813	96,538
Total SA (a)	41,844	2,704,292
Unibail-Rodamco SE (REIT) (b)	70	18,010
Unibail-Rodamco SE (REIT) (b)	1,790	459,679
Valeo SA	1,457	161,604
Vallourec SA (a)	2,079	95,381
Veolia Environnement	7,484	131,354
Vinci SA	9,362	542,058
Vivendi SA*	23,213	559,426
Wendel	650	73,474
Zodiac Aerospace	3,540	112,886

(Cost $16,238,493)		24,361,325
Germany 7.8%
adidas AG	4,146	310,114
Allianz SE (Registered)	8,942	1,448,651
Axel Springer SE	803	44,138
BASF SE	17,938	1,645,279
Bayer AG (Registered)	16,180	2,266,064
Bayerische Motoren Werke (BMW) AG	6,473	694,985
Beiersdorf AG	1,947	162,623
Brenntag AG	3,138	154,070
Celesio AG	890	29,609
Commerzbank AG*	18,927	281,892
Continental AG	2,114	401,953
Daimler AG (Registered)	18,832	1,444,401
Deutsche Bank AG (Registered) (c)	26,813	940,485
Deutsche Boerse AG	3,796	256,282
Deutsche Lufthansa AG (Registered)	4,115	64,986
Deutsche Post AG (Registered)	19,303	617,313
Deutsche Telekom AG (Registered)	61,782	933,241
Deutsche Wohnen AG (Bearer)	5,865	125,333
E.ON AG	39,769	728,018
Fraport AG	738	48,499
Fresenius Medical Care AG & Co. KGaA	4,269	298,072
Fresenius SE & Co. KGaA	7,386	365,473
GEA Group AG	3,509	152,564
Hannover Rueck SE	1,250	101,014
HeidelbergCement AG	2,627	173,584
Henkel AG & Co. KGaA	2,400	224,307
Hochtief AG	631	43,352
Hugo Boss AG	646	80,707
Infineon Technologies AG	21,015	217,491
K+S AG (Registered)	3,529	100,287
Lanxess AG	1,728	95,538
Linde AG	3,614	694,469
MAN SE	750	84,349
Merck KGaA	2,516	231,874
Metro AG*	3,515	115,776
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,410	674,956
OSRAM Licht AG*	1,615	60,091
ProSiebenSat.1 Media AG (Registered)	4,158	165,502
RWE AG	9,639	376,136
SAP SE	17,979	1,296,475
Siemens AG (Registered)	15,510	1,848,582
Sky Deutschland AG*	8,674	73,679
Telefonica Deutschland Holding AG	11,416	59,694
ThyssenKrupp AG*	8,988	236,007
United Internet AG (Registered)	2,171	92,320
Volkswagen AG	601	124,698

(Cost $11,949,265)		20,584,933
Hong Kong 2.7%
AIA Group Ltd.	234,481	1,210,149
ASM Pacific Technology Ltd.	4,900	48,531
Bank of East Asia Ltd.	26,090	106,082
BOC Hong Kong (Holdings) Ltd.	72,821	232,342
Cathay Pacific Airways Ltd.	24,000	44,269
Cheung Kong (Holdings) Ltd.	27,000	442,771
Cheung Kong Infrastructure Holdings Ltd.	12,000	84,344
CLP Holdings Ltd.	38,274	306,698
First Pacific Co., Ltd.	50,544	52,259
Galaxy Entertainment Group Ltd.	46,497	268,865
Hang Lung Properties Ltd.	46,000	130,396
Hang Seng Bank Ltd.	15,000	241,143
Henderson Land Development Co., Ltd.	19,962	129,346
HKT Trust & HKT Ltd. (Units)	51,920	62,711
Hong Kong & China Gas Co., Ltd.	124,956	270,648
Hong Kong Exchanges & Clearing Ltd.	21,539	464,688
Hutchison Whampoa Ltd.	41,100	496,744
Hysan Development Co., Ltd.	12,773	59,090
Kerry Properties Ltd.	12,932	43,327
Li & Fung Ltd.	118,240	134,107
Link (REIT)	47,153	272,089
MGM China Holdings Ltd.	19,097	54,762
MTR Corp., Ltd.	30,089	118,016
New World Development Co., Ltd.	106,512	124,164
Noble Group Ltd.	85,891	87,285
NWS Holdings Ltd.	31,074	55,905
PCCW Ltd.	85,978	54,167
Power Assets Holdings Ltd.	27,000	239,155
Shangri-La Asia Ltd.	31,540	46,605
Sino Land Co., Ltd.	60,313	93,830
SJM Holdings Ltd.	37,337	71,273
Sun Hung Kai Properties Ltd.	31,688	448,351
Swire Pacific Ltd. "A"	13,000	167,823
Swire Properties Ltd.	24,600	76,907
Techtronic Industries Co.	23,499	67,856
Wharf Holdings Ltd.	29,750	211,801
Wheelock & Co., Ltd.	19,000	90,632
Yue Yuen Industrial (Holdings) Ltd.	15,000	45,726

(Cost $3,964,686)		7,154,857
Ireland 0.8%
Bank of Ireland*	576,034	225,653
CRH PLC (b)	10,688	242,915
CRH PLC (b)	3,468	78,834
Experian PLC	19,866	315,559
James Hardie Industries SE (CDI)	9,160	96,070
Kerry Group PLC "A" (b)	246	17,347
Kerry Group PLC "A" (b)	2,749	194,690
Ryanair Holdings PLC*	3,380	31,946
Shire PLC	11,475	991,782

(Cost $832,187)		2,194,796
Israel 0.5%
Bank Hapoalim BM	19,995	112,720
Bank Leumi Le-Israel BM*	23,497	95,200
Bezeq Israeli Telecommunication Corp., Ltd.	37,632	64,992
Delek Group Ltd.	81	30,671
Israel Chemicals Ltd.	9,199	66,165
Israel Discount Bank "A"*	1	1
Mizrahi Tefahot Bank Ltd.	2,751	32,890
NICE Systems Ltd.	1,164	47,363
Teva Pharmaceutical Industries Ltd.	16,657	895,905
The Israel Corp., Ltd.*	52	29,193

(Cost $1,347,356)		1,375,100
Italy 2.3%
Assicurazioni Generali SpA	22,669	475,790
Atlantia SpA	8,566	210,762
Banca Monte dei Paschi di Siena SpA*	81,469	106,798
Banco Popolare SC*	6,840	99,320
Enel Green Power SpA	34,817	89,055
Enel SpA	128,545	678,228
Eni SpA (a)	49,659	1,178,915
EXOR SpA	2,004	77,455
Fiat SpA* (a)	16,183	156,065
Finmeccanica SpA*	8,045	78,247
Intesa Sanpaolo	227,236	687,311
Intesa Sanpaolo (RSP)	15,490	41,400
Luxottica Group SpA	3,389	176,094
Mediobanca SpA*	13,434	114,572
Pirelli & C. SpA	4,697	64,847
Prysmian SpA	4,039	74,546
Saipem SpA*	5,396	114,229
Snam SpA	39,443	217,428
Telecom Italia SpA*	188,213	215,023
Telecom Italia SpA (RSP)	127,202	112,735
Terna - Rete Elettrica Nationale SpA	30,470	152,722
UBI Banca - Unione di Banche Italiane ScpA	17,061	142,202
UniCredit SpA	88,861	695,872
UnipolSai SpA	17,875	50,252

(Cost $5,173,361)		6,009,868
Japan 20.1%
ABC-Mart, Inc.	500	25,530
Acom Co., Ltd.*	8,100	27,026
Advantest Corp.	3,000	38,711
Aeon Co., Ltd.	11,600	115,728
AEON Financial Service Co., Ltd.	1,830	39,312
AEON Mall Co., Ltd.	2,100	40,138
Air Water, Inc.	2,553	38,016
Aisin Seiki Co., Ltd.	3,700	133,169
Ajinomoto Co., Inc.	11,000	183,197
Alfresa Holdings Corp.	3,200	46,164
Amada Co., Ltd.	7,000	66,891
ANA Holdings, Inc.	23,000	53,526
Aozora Bank Ltd.	20,000	67,559
Asahi Glass Co., Ltd.	21,000	113,936
Asahi Group Holdings Ltd.	7,500	217,116
Asahi Kasei Corp.	25,000	203,138
ASICS Corp.	3,300	74,374
Astellas Pharma, Inc.	42,500	633,404
Bandai Namco Holdings, Inc.	3,650	93,531
Benesse Holdings, Inc.	1,500	49,256
Bridgestone Corp.	12,800	423,694
Brother Industries Ltd.	4,700	87,047
Calbee, Inc.	1,200	39,312
Canon, Inc.	22,000	715,493
Casio Computer Co., Ltd.	4,400	73,425
Central Japan Railway Co.	2,800	377,322
Chiyoda Corp.	3,065	33,869
Chubu Electric Power Co., Inc.*	12,400	142,422
Chugai Pharmaceutical Co., Ltd.	4,200	121,384
Chugoku Electric Power Co., Inc.	5,900	75,769
Citizen Holdings Co., Ltd.	5,400	35,433
Credit Saison Co., Ltd.	2,900	55,967
Dai Nippon Printing Co., Ltd.	11,000	110,379
Dai-ichi Life Insurance Co., Ltd.	20,700	307,550
Daicel Corp.	6,000	64,511
Daido Steel Co., Ltd.	6,000	23,923
Daihatsu Motor Co., Ltd.	3,500	55,406
Daiichi Sankyo Co., Ltd.	13,000	204,115
Daikin Industries Ltd.	4,600	285,469
Daito Trust Construction Co., Ltd. (a)	1,400	165,459
Daiwa House Industry Co., Ltd.	12,000	215,512
Daiwa Securities Group, Inc.	33,000	261,684
DeNA Co., Ltd.	2,100	26,727
Denso Corp.	9,600	442,959
Dentsu, Inc.	4,300	163,882
Don Quijote Holdings Co., Ltd.	1,100	63,138
East Japan Railway Co.	6,739	505,428
Eisai Co., Ltd.	5,100	206,358
Electric Power Development Co., Ltd.	2,400	78,263
FamilyMart Co., Ltd.	1,200	45,829
FANUC Corp.	3,700	668,164
Fast Retailing Co., Ltd.	1,000	335,107
Fuji Electric Co., Ltd.	11,000	53,314
Fuji Heavy Industries Ltd.	11,582	383,414
Fujifilm Holdings Corp.	8,700	266,338
Fujitsu Ltd.	36,000	221,789
Fukuoka Financial Group, Inc.	16,000	76,365
Gree, Inc.	2,340	15,964
GungHo Online Entertainment, Inc.	7,000	33,426
Hakuhodo Dy Holdings, Inc.	4,800	48,616
Hamamatsu Photonics KK	1,478	70,386
Hankyu Hanshin Holdings, Inc.	23,000	133,766
Hikari Tsushin, Inc.	200	14,232
Hino Motors Ltd.	5,000	70,014
Hirose Electric Co., Ltd.	600	74,128
Hisamitsu Pharmaceutical Co., Inc.	1,100	39,545
Hitachi Chemical Co., Ltd.	2,100	37,020
Hitachi Construction Machinery Co., Ltd.	2,100	42,320
Hitachi High-Technologies Corp.	1,300	37,373
Hitachi Ltd.	93,000	707,801
Hitachi Metals Ltd.	4,000	71,933
Hokuhoku Financial Group, Inc.	24,000	46,988
Hokuriku Electric Power Co.	3,300	43,389
Honda Motor Co., Ltd.	31,700	1,099,513
Hoya Corp.	8,500	285,682
Hulic Co., Ltd.	4,000	42,343
IBIDEN Co., Ltd.	2,200	42,889
Idemitsu Kosan Co., Ltd.	1,600	33,983
IHI Corp.	27,000	139,996
Iida Group Holdings Co., Ltd.	2,600	31,836
INPEX Corp.	17,100	242,087
Isetan Mitsukoshi Holdings Ltd.	7,120	92,787
Isuzu Motors Ltd.	12,000	169,752
Itochu Corp.	29,600	361,960
Itochu Techno-Solutions Corp.	500	21,022
J. Front Retailing Co., Ltd.	5,000	65,477
Japan Airlines Co., Ltd.	2,400	65,682
Japan Display, Inc.*	6,000	29,070
Japan Exchange Group, Inc.	5,000	118,821
Japan Prime Realty Investment Corp. (REIT)	16	57,639
Japan Real Estate Investment Corp. (REIT)	24	123,454
Japan Retail Fund Investment Corp. (REIT)	48	96,636
Japan Tobacco, Inc.	21,500	699,830
JFE Holdings, Inc.	9,625	192,256
JGC Corp.	4,000	109,267
JSR Corp.	3,600	62,844
JTEKT Corp.	4,000	66,988
JX Holdings, Inc.	43,900	202,452
Kajima Corp.	17,000	81,430
Kakaku.com, Inc.	2,800	39,798
Kamigumi Co., Ltd.	5,000	47,438
Kaneka Corp.	6,000	33,552
Kansai Electric Power Co., Inc.*	14,400	136,421
Kansai Paint Co., Ltd.	5,000	74,730
Kao Corp.	10,400	405,652
Kawasaki Heavy Industries Ltd.	27,000	107,935
KDDI Corp.	11,600	698,016
Keikyu Corp.	9,000	75,211
Keio Corp.	12,000	88,794
Keisei Electric Railway Co., Ltd.	5,000	50,094
Keyence Corp.	870	378,474
Kikkoman Corp.	3,000	63,806
Kintetsu Corp.	35,900	120,839
Kirin Holdings Co., Ltd.	16,700	221,959
Kobe Steel Ltd.	53,000	86,091
Koito Manufacturing Co., Ltd.	2,158	58,674
Komatsu Ltd.	18,300	423,586
Konami Corp.	2,000	41,720
Konica Minolta, Inc.	9,500	102,926
Kubota Corp.	21,000	330,989
Kuraray Co., Ltd.	6,900	80,974
Kurita Water Industries Ltd.	2,300	51,279
Kyocera Corp.	6,400	298,562
Kyowa Hakko Kirin Co., Ltd.	4,910	60,273
Kyushu Electric Power Co., Inc.*	8,700	93,823
Lawson, Inc.	1,300	90,978
LIXIL Group Corp.	5,448	116,491
M3, Inc.	3,000	48,180
Mabuchi Motor Co., Ltd.	500	43,683
Makita Corp.	2,300	130,145
Marubeni Corp. (a)	33,000	226,057
Marui Group Co., Ltd.	4,600	37,911
Maruichi Steel Tube Ltd.	1,000	24,576
Mazda Motor Corp.	10,600	266,062
McDonald's Holdings Co. (Japan), Ltd.	1,300	32,140
Medipal Holdings Corp.	2,700	32,838
MEIJI Holdings Co., Ltd.	1,200	95,085
Miraca Holdings, Inc.	1,107	45,804
Mitsubishi Chemical Holdings Corp.	26,000	128,023
Mitsubishi Corp.	27,600	565,684
Mitsubishi Electric Corp.	38,000	506,630
Mitsubishi Estate Co., Ltd.	24,000	540,680
Mitsubishi Gas Chemical Co., Inc.	8,000	51,024
Mitsubishi Heavy Industries Ltd.	60,000	386,401
Mitsubishi Logistics Corp.	3,000	43,101
Mitsubishi Materials Corp.	22,000	71,461
Mitsubishi Motors Corp.	12,500	151,844
Mitsubishi Tanabe Pharma Corp.	4,500	66,054
Mitsubishi UFJ Financial Group, Inc.	248,000	1,403,812
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,700	61,195
Mitsui & Co., Ltd.	34,100	538,088
Mitsui Chemicals, Inc.*	16,000	44,536
Mitsui Fudosan Co., Ltd.	18,000	551,980
Mitsui O.S.K Lines Ltd.	22,000	70,263
Mizuho Financial Group, Inc. (a)	446,990	798,869
MS&AD Insurance Group Holdings, Inc.	9,900	216,239
Murata Manufacturing Co., Ltd.	4,000	455,221
Nabtesco Corp.	1,925	46,188
Nagoya Railroad Co., Ltd.	18,000	72,243
NEC Corp.	54,900	189,951
Nexon Co., Ltd.	2,100	17,338
NGK Insulators Ltd.	5,000	119,382
NGK Spark Plug Co., Ltd.	4,000	117,933
NH Foods Ltd.	3,000	63,779
NHK Spring Co., Ltd.	3,100	30,418
Nidec Corp.	4,000	270,830
Nikon Corp.	6,900	99,805
Nintendo Co., Ltd.	2,100	228,563
Nippon Building Fund, Inc. (REIT)	28	147,468
Nippon Electric Glass Co., Ltd.	8,000	38,996
Nippon Express Co., Ltd.	16,000	67,110
Nippon Paint Co., Ltd.	3,000	67,588
Nippon Prologis REIT, Inc. (REIT)	25	58,054
Nippon Steel & Sumitomo Metal	149,000	387,059
Nippon Telegraph & Telephone Corp.	7,338	456,690
Nippon Yusen Kabushiki Kaisha	31,000	81,821
Nissan Motor Co., Ltd.	48,800	476,139
Nisshin Seifun Group, Inc.	4,840	47,712
Nissin Foods Holdings Co., Ltd.	1,200	62,296
Nitori Holdings Co., Ltd.	1,400	86,734
Nitto Denko Corp.	3,200	175,667
NKSJ Holdings, Inc.	6,000	145,782
NOK Corp.	1,800	41,343
Nomura Holdings, Inc.	69,500	412,412
Nomura Real Estate Holdings, Inc.	2,500	42,981
Nomura Research Institute Ltd.	2,100	67,978
NSK Ltd.	9,000	128,298
NTT Data Corp.	2,600	93,295
NTT DoCoMo, Inc.	30,000	501,038
NTT Urban Development Corp.	2,500	26,330
Obayashi Corp.	13,000	89,096
Odakyu Electric Railway Co., Ltd. (a)	12,000	109,807
Oji Holdings Corp.	16,000	60,589
Olympus Corp.*	4,800	172,485
Omron Corp.	3,900	177,324
Ono Pharmaceutical Co., Ltd.	1,600	142,291
Oracle Corp.	800	31,234
Oriental Land Co., Ltd.	1,000	189,263
ORIX Corp.	25,200	348,020
Osaka Gas Co., Ltd.	36,000	144,334
Otsuka Corp.	900	35,795
Otsuka Holdings KK	8,022	276,675
Panasonic Corp.	43,414	516,848
Park24 Co., Ltd.	1,900	30,331
Rakuten, Inc.	14,700	169,761
Resona Holdings, Inc.	41,800	235,907
Ricoh Co., Ltd.	15,000	161,286
Rinnai Corp.	700	57,998
ROHM Co., Ltd.	1,800	113,374
Sankyo Co., Ltd.	1,100	39,438
Sanrio Co., Ltd.	899	26,012
Santen Pharmaceutical Co., Ltd.	1,500	84,021
SBI Holdings, Inc.	4,144	46,460
Secom Co., Ltd.	4,100	244,455
Sega Sammy Holdings, Inc.	3,800	61,192
Seibu Holdings, Inc.	2,700	53,801
Seiko Epson Corp.	2,300	110,609
Sekisui Chemical Co., Ltd.	8,000	91,962
Sekisui House Ltd.	11,000	129,897
Seven & I Holdings Co., Ltd.	14,800	574,583
Seven Bank Ltd.	12,100	49,348
Sharp Corp.*	29,000	82,600
Shikoku Electric Power Co., Inc.*	3,600	46,040
Shimadzu Corp.	5,000	43,308
Shimamura Co., Ltd.	400	36,788
Shimano, Inc.	1,500	182,554
Shimizu Corp.	12,000	94,722
Shin-Etsu Chemical Co., Ltd.	7,900	516,795
Shinsei Bank Ltd.	34,000	72,922
Shionogi & Co., Ltd.	5,700	130,870
Shiseido Co., Ltd.	6,800	112,328
Showa Shell Sekiyu KK	3,800	36,155
SMC Corp.	1,100	303,770
Softbank Corp.	18,800	1,319,700
Sony Corp.	20,100	362,191
Sony Financial Holdings, Inc.	3,500	56,664
Stanley Electric Co., Ltd.	2,900	62,778
Sumitomo Chemical Co., Ltd.	30,000	107,035
Sumitomo Corp.	23,200	256,230
Sumitomo Dainippon Pharma Co., Ltd.	3,100	39,514
Sumitomo Electric Industries Ltd.	14,700	217,452
Sumitomo Heavy Industries Ltd.	11,000	61,954
Sumitomo Metal Mining Co., Ltd.	10,000	140,974
Sumitomo Mitsui Financial Group, Inc. (a)	24,791	1,011,662
Sumitomo Mitsui Trust Holdings, Inc.	65,100	271,251
Sumitomo Realty & Development Co., Ltd.	7,000	249,369
Sumitomo Rubber Industries Ltd.	3,400	48,281
Suntory Beverage & Food Ltd.	2,500	88,719
Suzuken Co., Ltd.	1,400	40,366
Suzuki Motor Corp.	7,000	232,281
Sysmex Corp.	2,800	112,571
T&D Holdings, Inc.	11,900	153,008
Taiheiyo Cement Corp.	24,000	90,180
Taisei Corp.	20,000	112,963
Taisho Pharmaceutical Holdings Co., Ltd.	600	41,115
Taiyo Nippon Sanso Corp.	5,000	44,108
Takashimaya Co., Ltd.	5,000	41,837
Takeda Pharmaceutical Co., Ltd.	15,400	669,854
TDK Corp.	2,500	139,696
Teijin Ltd.	20,000	48,342
Terumo Corp.	6,200	148,761
The Bank of Kyoto Ltd.	6,000	49,880
The Bank of Yokohama Ltd.	22,000	121,102
The Chiba Bank Ltd.	15,000	104,457
The Chugoku Bank Ltd.	3,000	44,094
The Gunma Bank Ltd.	8,000	46,138
The Hachijuni Bank Ltd.	8,258	49,660
The Hiroshima Bank Ltd.	10,000	49,068
The Iyo Bank Ltd.	5,000	50,651
The Joyo Bank Ltd.	12,000	58,959
The Shizuoka Bank Ltd.	11,000	113,335
The Suruga Bank Ltd.	4,000	79,785
THK Co., Ltd.	2,400	59,808
Tobu Railway Co., Ltd.	21,000	105,759
Toho Co., Ltd.	2,300	52,043
Toho Gas Co., Ltd.	8,000	45,163
Tohoku Electric Power Co., Inc.	9,400	106,886
Tokio Marine Holdings, Inc.	13,200	409,912
Tokyo Electric Power Co., Inc.*	29,500	103,361
Tokyo Electron Ltd.	3,300	214,479
Tokyo Gas Co., Ltd.	46,000	258,743
Tokyo Tatemono Co., Ltd.	8,000	64,782
Tokyu Corp.	23,000	150,885
Tokyu Fudosan Holdings Corp.	10,000	68,623
TonenGeneral Sekiyu KK	6,000	52,480
Toppan Printing Co., Ltd.	11,000	79,117
Toray Industries, Inc.	29,000	191,830
Toshiba Corp.	79,000	366,378
TOTO Ltd.	6,000	66,029
Toyo Seikan Kaisha Ltd.	3,300	40,942
Toyo Suisan Kaisha Ltd.	2,000	66,413
Toyoda Gosei Co., Ltd.	1,400	27,337
Toyota Industries Corp.	3,300	159,609
Toyota Motor Corp.	54,300	3,191,046
Toyota Tsusho Corp.	4,400	107,315
Trend Micro, Inc.	2,100	71,098
Unicharm Corp.	6,900	157,032
United Urban Investment Corp. (REIT)	47	72,135
USS Co., Ltd.	4,400	67,572
West Japan Railway Co.	3,300	147,458
Yahoo! Japan Corp.	27,700	105,427
Yakult Honsha Co., Ltd.	1,800	94,616
Yamada Denki Co., Ltd.	18,700	54,598
Yamaguchi Financial Group, Inc.	4,000	37,813
Yamaha Corp.	3,200	41,852
Yamaha Motor Co., Ltd.	5,600	109,662
Yamato Holdings Co., Ltd.	6,800	126,661
Yamato Kogyo Co., Ltd.	900	30,120
Yamazaki Baking Co., Ltd.	2,000	25,800
Yaskawa Electric Corp.	4,000	54,223
Yokogawa Electric Corp.	4,400	58,027
Yokohama Rubber Co., Ltd.	4,000	34,643

(Cost $36,444,417)		53,023,141
Luxembourg 0.4%
Altice SA*	1,685	89,149
ArcelorMittal (a)	19,617	269,253
Millicom International Cellular SA (SDR)	1,346	107,785
RTL Group SA	765	65,522
SES SA (FDR)	5,665	195,834
Tenaris SA	9,643	219,815

(Cost $925,776)		947,358
Macau 0.1%
Sands China Ltd.	47,619	247,377
Wynn Macau Ltd.	27,581	87,825

(Cost $104,996)		335,202
Mexico 0.0%
Fresnillo PLC (d) (Cost $38,658)	3,543	43,493
Netherlands 4.4%
Aegon NV	35,192	289,719
Akzo Nobel NV	4,852	330,541
ASML Holding NV	7,066	701,310
Corio NV (REIT)	1,518	74,306
Delta Lloyd NV	3,907	93,798
Fugro NV (CVA)	1,401	42,369
Gemalto NV	1,534	140,563
Heineken Holding NV	2,057	135,858
Heineken NV	4,572	341,452
ING Groep NV (CVA)*	74,836	1,064,451
Koninklijke (Royal) KPN NV*	62,504	199,532
Koninklijke Ahold NV	18,449	298,340
Koninklijke Boskalis Westminster NV	1,603	89,686
Koninklijke DSM NV	3,544	218,319
Koninklijke Philips NV	19,319	615,043
Koninklijke Vopak NV	1,312	70,642
OCI NV*	1,883	58,021
QIAGEN NV*	4,899	111,507
Randstad Holding NV	2,542	118,043
Reed Elsevier NV	13,703	310,503
Royal Dutch Shell PLC "A"	77,392	2,951,897
Royal Dutch Shell PLC "B"	48,119	1,898,197
TNT Express NV	8,179	51,460
Unilever NV (CVA)	31,886	1,267,467
Wolters Kluwer NV	6,194	164,980
Ziggo NV	2,907	135,720

(Cost $7,572,178)		11,773,724
New Zealand 0.1%
Auckland International Airport Ltd.	19,164	57,550
Contact Energy Ltd.	7,121	33,237
Fletcher Building Ltd.	12,926	88,294
Ryman Healthcare Ltd.	7,378	44,960
Spark New Zealand Ltd.	36,532	84,734
Xero Ltd.*	1,392	23,501

(Cost $173,777)		332,276
Norway 0.7%
Aker Solutions ASA*	3,238	32,255
DnB ASA	19,361	362,084
Gjensidige Forsikring ASA	4,239	89,604
Norsk Hydro ASA	24,847	138,434
Orkla ASA	14,447	130,734
Statoil ASA	22,106	601,457
Telenor ASA	15,326	336,304
Yara International ASA	3,568	178,872

(Cost $598,121)		1,869,744
Portugal 0.2%
Banco Comercial Portugues SA "R"*	684,667	88,289
Banco Espirito Santo SA (Registered)*	44,171	0
EDP - Energias de Portugal SA	42,670	185,640
Galp Energia, SGPS, SA	7,099	115,169
Jeronimo Martins, SGPS, SA	5,139	56,405

(Cost $456,094)		445,503
Singapore 1.4%
Ascendas Real Estate Investment Trust (REIT)	41,200	72,678
CapitaCommercial Trust (REIT)	39,000	48,768
CapitaLand Ltd.	51,125	128,095
CapitaMall Trust (REIT)	49,870	74,670
City Developments Ltd.	8,000	60,230
ComfortDelGro Corp., Ltd.	40,000	75,139
DBS Group Holdings Ltd.	33,973	489,808
Genting Singapore PLC	124,995	111,549
Global Logistic Properties Ltd.	63,000	133,688
Golden Agri-Resources Ltd.	148,373	59,815
Hutchison Port Holdings Trust (Units)	95,000	66,288
Jardine Cycle & Carriage Ltd.	2,604	87,601
Keppel Corp., Ltd.	27,149	223,183
Keppel Land Ltd.	14,749	40,421
Olam International Ltd. (a)	15,000	27,633
Oversea-Chinese Banking Corp., Ltd.	55,656	424,411
Sembcorp Industries Ltd.	19,449	78,983
SembCorp Marine Ltd.	16,600	48,536
Singapore Airlines Ltd.	10,670	82,208
Singapore Exchange Ltd.	16,000	90,481
Singapore Press Holdings Ltd.	32,758	107,854
Singapore Technologies Engineering Ltd.	27,000	77,138
Singapore Telecommunications Ltd.	152,301	452,634
StarHub Ltd.	12,000	38,691
United Overseas Bank Ltd.	25,458	446,086
UOL Group Ltd.	9,851	50,960
Wilmar International Ltd.	40,000	96,735
Yangzijiang Shipbuilding Holdings Ltd.	36,569	33,775

(Cost $2,005,751)		3,728,058
Spain 3.4%
Abertis Infraestructuras SA	8,283	163,024
ACS, Actividades de Construccion y Servicios SA	3,272	124,889
Amadeus IT Holding SA "A"	7,485	278,805
Banco Bilbao Vizcaya Argentaria SA	115,235	1,380,259
Banco de Sabadell SA (a)	67,349	197,627
Banco Popular Espanol SA	33,965	206,660
Banco Santander SA	237,265	2,269,855
Bankia SA*	89,583	165,951
CaixaBank SA	34,449	207,996
CaixaBank SA	379	2,272
Distribuidora Internacional de Alimentacion SA	11,495	81,979
Enagas SA	3,963	127,540
Ferrovial SA	8,487	163,944
Gas Natural SDG SA	6,422	188,544
Grifols SA	2,223	90,429
Grifols SA "B"	606	21,483
Iberdrola SA	98,893	706,484
Inditex SA	21,560	593,948
Mapfre SA	16,298	57,526
Red Electrica Corporacion SA	2,064	178,109
Repsol SA	20,504	485,244
Telefonica SA	80,387	1,242,122
Zardoya Otis SA	3,276	40,521

(Cost $6,424,089)		8,975,211
Sweden 2.8%
Alfa Laval AB	6,380	136,130
Assa Abloy AB "B"	6,352	325,737
Atlas Copco AB "A"	13,199	377,294
Atlas Copco AB "B"	7,847	202,951
Boliden AB	5,212	84,227
Electrolux AB "B"	4,507	118,466
Elekta AB "B" (a)	7,601	74,761
Getinge AB "B"	4,127	103,823
Hennes & Mauritz AB "B"	18,671	774,682
Hexagon AB "B"	4,830	152,668
Husqvarna AB "B"	8,521	60,016
Industrivarden AB "C"	2,351	40,934
Investor AB "B"	8,998	316,543
Kinnevik Investment AB "B"	4,423	159,709
Lundin Petroleum AB*	4,121	69,451
Nordea Bank AB	58,713	760,673
Sandvik AB	20,879	234,167
Securitas AB "B"	6,200	68,827
Skandinaviska Enskilda Banken AB "A"	29,960	397,987
Skanska AB "B"	7,274	149,834
SKF AB "B"	7,706	160,883
Svenska Cellulosa AB "B"	11,501	273,497
Svenska Handelsbanken AB "A"	9,590	448,874
Swedbank AB "A"	17,504	438,532
Swedish Match AB	3,899	125,895
Tele2 AB "B"	6,281	75,740
Telefonaktiebolaget LM Ericsson "B"	59,955	756,768
TeliaSonera AB	47,148	325,385
Volvo AB "B"	29,243	315,703

(Cost $3,222,735)		7,530,157
Switzerland 9.4%
ABB Ltd. (Registered)*	42,768	956,894
Actelion Ltd. (Registered)*	2,080	243,864
Adecco SA (Registered)*	3,183	214,773
Aryzta AG*	1,674	144,395
Baloise Holding AG (Registered)	989	126,244
Barry Callebaut AG (Registered)*	43	47,655
Chocoladefabriken Lindt & Spruengli AG	17	84,783
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	118,588
Cie Financiere Richemont SA (Registered)	10,125	829,720
Coca-Cola HBC AG (CDI)	4,030	86,910
Credit Suisse Group AG (Registered)*	29,592	815,778
Ems-Chemie Holding AG (Registered)	162	67,104
Geberit AG (Registered)	755	243,213
Givaudan SA (Registered)*	177	282,041
Glencore PLC	206,138	1,140,572
Holcim Ltd. (Registered)*	4,386	318,251
Julius Baer Group Ltd.*	4,112	183,462
Kuehne & Nagel International AG (Registered)	1,028	129,691
Lonza Group AG (Registered)*	1,046	126,182
Nestle SA (Registered)	63,489	4,656,899
Novartis AG (Registered)	45,322	4,268,339
Pargesa Holding SA (Bearer)	514	40,827
Partners Group Holding AG	364	95,871
Roche Holding AG (Genusschein)	13,843	4,098,941
Schindler Holding AG	877	118,698
Schindler Holding AG (Registered)	451	60,082
SGS SA (Registered)	108	223,043
Sika AG (Bearer)	42	145,055
Sonova Holding AG (Registered)	1,005	160,383
STMicroelectronics NV	13,087	100,655
Sulzer AG (Registered)	499	61,369
Swatch Group AG (Bearer)	611	289,493
Swatch Group AG (Registered)	1,219	106,697
Swiss Life Holding AG (Registered)*	652	155,170
Swiss Prime Site AG (Registered)*	1,125	83,547
Swiss Re AG.*	6,754	537,862
Swisscom AG (Registered)	447	253,939
Syngenta AG (Registered)	1,809	574,187
Transocean Ltd. (a)	7,104	228,296
UBS AG (Registered)*	71,348	1,237,896
Wolseley PLC	5,201	273,246
Zurich Insurance Group AG*	2,902	862,938

(Cost $11,296,509)		24,793,553
United Kingdom 17.7%
3i Group PLC	20,138	124,587
Aberdeen Asset Management PLC	16,493	106,501
Admiral Group PLC	3,517	72,911
Aggreko PLC	5,209	130,214
AMEC PLC	5,632	100,258
Anglo American PLC	27,002	601,317
Antofagasta PLC	7,413	86,487
ARM Holdings PLC	27,489	400,536
ASOS PLC*	1,165	42,493
Associated British Foods PLC	7,010	303,689
AstraZeneca PLC	24,991	1,790,459
Aviva PLC	56,867	479,700
Babcock International Group PLC	9,516	167,615
BAE Systems PLC	62,320	476,204
Barclays PLC	325,446	1,198,914
BG Group PLC	66,474	1,222,771
BHP Billiton PLC	41,023	1,138,956
BP PLC	362,959	2,659,644
British American Tobacco PLC	36,936	2,076,131
British Land Co. PLC (REIT)	17,971	204,031
British Sky Broadcasting Group PLC	20,594	292,891
BT Group PLC	154,168	944,351
Bunzl PLC	6,333	164,540
Burberry Group PLC	8,587	209,464
Capita PLC	12,970	243,837
Carnival PLC	3,753	149,188
Centrica PLC	98,309	488,868
CNH Industrial NV	18,654	148,359
Cobham PLC	22,670	106,399
Compass Group PLC	32,478	524,546
Croda International PLC	2,796	92,716
Diageo PLC	49,089	1,419,358
Direct Line Insurance Group PLC	32,366	154,300
Dixons Carphone PLC	19,035	112,878
easyJet PLC	3,221	73,848
G4S PLC	31,567	128,004
GKN PLC	31,458	161,528
GlaxoSmithKline PLC	95,702	2,190,427
Hammerson PLC (REIT)	14,597	135,698
Hargreaves Lansdown PLC	4,336	66,021
HSBC Holdings PLC	375,081	3,817,332
ICAP PLC	10,901	68,158
IMI PLC	5,394	107,095
Imperial Tobacco Group PLC	18,676	803,367
Inmarsat PLC	9,347	105,862
InterContinental Hotels Group PLC	4,792	184,777
International Consolidated Airlines Group SA*	20,066	118,486
Intertek Group PLC	3,163	133,946
Intu Properties PLC (REIT)	18,483	96,668
Investec PLC	11,629	97,579
ITV PLC	75,714	254,613
J Sainsbury PLC	23,563	95,933
Johnson Matthey PLC	4,158	195,647
Kingfisher PLC	46,608	244,278
Land Securities Group PLC (REIT)	14,872	249,596
Legal & General Group PLC	113,318	420,414
Lloyds Banking Group PLC*	1,128,430	1,398,260
London Stock Exchange Group PLC	4,430	133,916
Marks & Spencer Group PLC	31,592	206,355
Meggitt PLC	16,690	122,024
Melrose Industries PLC	21,738	86,776
National Grid PLC	73,160	1,048,992
Next PLC	3,053	326,835
Old Mutual PLC	93,043	272,799
Pearson PLC	16,175	324,915
Persimmon PLC*	6,164	132,484
Petrofac Ltd.	4,927	82,358
Prudential PLC	49,965	1,109,762
Randgold Resources Ltd.	1,789	121,434
Reckitt Benckiser Group PLC	12,679	1,097,429
Reed Elsevier PLC	23,029	367,575
Rexam PLC	14,374	114,564
Rio Tinto Ltd.	8,547	444,180
Rio Tinto PLC	24,777	1,216,501
Rolls-Royce Holdings PLC*	36,667	568,353
Royal Bank of Scotland Group PLC*	51,941	309,604
Royal Mail PLC	11,801	75,023
RSA Insurance Group PLC*	20,106	157,461
SABMiller PLC	18,810	1,045,240
Schroders PLC	2,883	111,169
Segro PLC (REIT)	14,764	86,557
Severn Trent PLC	4,860	147,281
Smith & Nephew PLC	16,911	284,057
Smiths Group PLC	7,203	147,540
Sports Direct International PLC*	4,790	47,804
SSE PLC	18,559	463,359
Standard Chartered PLC	49,027	903,170
Standard Life PLC	44,772	299,056
Subsea 7 SA	5,318	75,851
Tate & Lyle PLC	8,816	84,085
Tesco PLC	159,326	476,625
The Sage Group PLC	21,372	126,343
The Weir Group PLC	4,331	175,014
Travis Perkins PLC	4,971	133,408
TUI Travel PLC	9,021	56,659
Tullow Oil PLC	17,748	184,772
Unilever PLC	25,109	1,048,074
United Utilities Group PLC	13,836	180,381
Vodafone Group PLC	517,079	1,704,461
Whitbread PLC	3,522	237,087
William Hill PLC	17,520	104,594
WM Morrison Supermarkets PLC	43,204	117,848
WPP PLC	25,776	515,574

(Cost $31,767,608)		46,657,999

Total Common Stocks (Cost $155,338,338)		250,755,664
Preferred Stocks 0.5%
Germany
Bayerische Motoren Werke (BMW) AG	1,099	89,346
Fuchs Petrolub SE	1,450	55,066
Henkel AG & Co. KGaA	3,535	352,996
Porsche Automobil Holding SE	3,019	241,688
Volkswagen AG	3,158	655,619

Total Preferred Stocks (Cost $609,714)		1,394,715
Rights 0.0%
Italy 0.0%
Fiat SpA, Expiration Date 10/06/2014* (Cost $0)	16,183	194
Spain 0.0%
Banco Bilbao Vizcaya Argentaria SA, Expiration Date 10/13/2014*	115,235	11,498
Banco Popular Espanol SA, Expiration Date 10/13/2014*	33,965	472

(Cost $12,211)		11,970

Total Rights (Cost $12,211)		12,164
Securities Lending Collateral 2.9%
Daily Assets Fund Institutional, 0.08% (e) (f) (Cost $7,569,143)	7,569,143	7,569,143
Cash Equivalents 3.6%
Central Cash Management Fund, 0.05% (e) (Cost $9,379,326)	9,379,326	9,379,326

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $172,908,732) †	101.9	269,111,012
Other Assets and Liabilities, Net	(1.9)	(4,888,356)

Net Assets	100.0	264,222,656

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $181,186,274.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $87,924,738.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $107,089,520 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,164,782.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $7,226,812, which is 2.7% of net assets.

(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated Issuer. This security is owned in proportion with its representation in the index.
(d) Listed on the London Stock Exchange.
(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen (Certificate of Stock)
FDR: Fiduciary Depositary Receipt
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At September 30, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

Euro Stoxx 50 Index	EUR	12/19/2014	120	4,884,974	3,334
FTSE 100 Index	GBP	12/19/2014	30	3,212,552	(79,736)
Hang Seng Index	HKD	10/30/2014	2	293,888	(13,659)
Nikkei 225 Index	JPY	12/11/2014	33	2,425,165	60,909
SPI 200 Index	AUD	12/18/2014	10	1,156,383	(33,459)
TOPIX Index	JPY	12/11/2014	2	241,897	5,581
Total net unrealized depreciation					(57,030)

At September 30, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	130,000	EUR	102,881	12/17/2014	17	Morgan Stanley
USD	100,000	JPY	10,962,135	12/17/2014	28	Citigroup, Inc.
EUR	275,411	USD	350,000	12/17/2014	1,946	Goldman Sachs & Co.
JPY	61,759,912	USD	565,000	12/17/2014	1,450	Goldman Sachs & Co.
Total unrealized appreciation					3,441

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	549,467	AUD	612,000	12/17/2014	(16,619)	Morgan Stanley
USD	911,615	CHF	851,000	12/17/2014	(19,524)	Morgan Stanley
USD	3,281,350	EUR	2,533,000	12/17/2014	(80,244)	UBS AG
USD	2,186,362	GBP	1,348,000	12/17/2014	(2,555)	Citigroup, Inc.
USD	229,050	HKD	1,775,000	12/17/2014	(490)	Citigroup, Inc.
USD	2,201,722	JPY	236,120,000	12/17/2014	(47,163)	Morgan Stanley
USD	227,892	SEK	1,625,000	12/17/2014	(2,749)	Morgan Stanley
USD	153,560	SGD	194,000	12/17/2014	(1,492)	Citigroup, Inc.
Total unrealized depreciation					(170,836)

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At September 30, 2014 the Deutsche EAFE Equity Index Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Financials	64,684,752	25.6%
Industrials	31,568,325	12.5%
Consumer Discretionary	29,348,288	11.6%
Health Care	28,448,343	11.3%
Consumer Staples	27,556,146	10.9%
Materials	19,340,008	7.7%
Energy	17,312,031	6.9%
Telecommunication Services	12,405,365	4.9%
Information Technology	11,733,163	4.7%
Utilities	9,766,122	3.9%
Total	252,162,543	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$18,394,536	$9,645	$18,404,181
Austria	—	528,282	—	528,282
Belgium	—	3,172,463	—	3,172,463
Bermuda	—	198,357	—	198,357
Channel Islands	—	142,799	—	142,799
Denmark	—	3,948,461	—	3,948,461
Finland	—	2,224,823	—	2,224,823
France	—	24,361,325	—	24,361,325
Germany	—	20,584,933	—	20,584,933
Hong Kong	—	7,154,857	—	7,154,857
Ireland	—	2,194,796	—	2,194,796
Israel	—	1,375,100	—	1,375,100
Italy	—	6,009,868	—	6,009,868
Japan	—	53,023,141	—	53,023,141
Luxembourg	—	947,358	—	947,358
Macau	—	335,202	—	335,202
Mexico	—	43,493	—	43,493
Netherlands	—	11,773,724	—	11,773,724
New Zealand	—	332,276	—	332,276
Norway	—	1,869,744	—	1,869,744
Portugal	—	445,503	0	445,503
Singapore	—	3,728,058	—	3,728,058
Spain	—	8,975,211	—	8,975,211
Sweden	—	7,530,157	—	7,530,157
Switzerland	—	24,793,553	—	24,793,553
United Kingdom	—	46,657,999	—	46,657,999
Preferred Stocks (g)	—	1,394,715	—	1,394,715
Short-Term Investments (g)	16,948,469	—	—	16,948,469
Rights	194	11,970	—	12,164
Derivatives (h)
Futures Contracts	69,824	—	—	69,824
Forward Foreign Currency Exchange Contracts	—	3,441	—	3,441

Total	$17,018,487	$252,156,145	$9,645	$269,184,277

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(126,854)	$—	$—	$(126,854)
Forward Foreign Currency Exchange Contracts	—	(170,836)	—	(170,836)

Total	$(126,854)	$(170,836)	$—	$(297,690)

During the period ended September 30, 2014, the amount of transfers between Level 2 and Level 3 was $60,506. The investment was transferred from Level 2 to Level 3 as a result of a delisting on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(57,030)	$—
Foreign Exchange Contracts	$—	$(167,395)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche EAFE Equity Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014